Commitments and Contingencies - Capital Commitments (Detail) ¥ in Millions	Dec. 31, 2019 CNY (¥)
Disclosure of commitments [line items]
Capital commitments	¥ 20,941
Property [member]
Disclosure of commitments [line items]
Capital commitments, Contracted for but not provided	1,810
Telecommunications network plant and equipment [member]
Disclosure of commitments [line items]
Capital commitments, Contracted for but not provided	¥ 19,131